COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				12 Months Ended
	Sep. 01, 2021	Feb. 26, 2021	Sep. 02, 2020	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2019
Loss Contingencies [Line Items]
Issuance of common stock shares				637,755	637,755
Issuance of common stock				$ 1,212,370	$ 1,828,263
Due to officers or stockholders, current				60,000
Gain on litigation settlement				271,360
Accounts Payable and Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Amount due as per agreement				243,272	243,272
RMA Agreement [Member]
Loss Contingencies [Line Items]
Legal expense	$ 100,000
Agreed amount to pay for the services	50,000
Number of restricted stock issued, value	$ 50,000
Reduced fees				48,000
Accounts payable				(96,000)	(48,000)
Issuance of common stock				48,000	48,000
Seperation Agreement [Member] | Salman J. Chaudhry [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Due to officers or stockholders, current				162,085	$ 162,085	$ 227,200
Agreement With Third Party [Member] | PCTI [Member]
Loss Contingencies [Line Items]
Professional fees			$ 750,000
Collaborative arrangement, rights and obligations			PCTI agreed to pay the third-party a perpetual three percent (3%) payment of revenues, as defined in the agreement
Amended Agreement With Third Party [Member] | PCTI [Member]
Loss Contingencies [Line Items]
Number of common stock exchanged		175,000,000
Royalty percentage		1.80%
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Legal expense				125,000
Loss contingency accrual payments				1,125,000
Sales				728,640
Gain on litigation settlement				271,360
Settlement Agreement [Member] | WIthin Two Days [Member]
Loss Contingencies [Line Items]
Loss contingency accrual payments				$ 1,125,000